Note 2 - Summary of Significant Accounting Policies: Concentrations of Credit Risk (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Concentrations of Credit Risk

Concentrations of Credit Risk

The Company’s revenue is dependent upon the successful efforts of the respective well’s operator. Currently production from the Company’s six wells is sold to one customer.